As filed with the Securities and Exchange Commission January 24, 2018.

File Nos. 002-11346 811-00537

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post-Effective Amendment No. 116	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 61	[X]

FRANKLIN CUSTODIAN FUNDS
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on January 25, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragr0aph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 113/58 to the Registrant's registration statement on Form N-1A (PEA 113/58) filed on January 26, 2017 (Accession No. 0001379491-17-000350) as it relates only to the prospectuses (Part A) and statements of additional information (SAI) (Part B) of the Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, each a series of Registrant (Funds).  The prospectuses and SAIs of the Funds, as filed in PEA 113/58, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

FCF P2 01/18

SUPPLEMENT DATED JANUARY 25, 2018

TO THE PROSPECTUS DATED FEBRUARY 1, 2017

OF EACH OF THE LISTED FUNDS

Franklin CUSTODIAN FUNDS

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

The prospectus is amended as follows:

I. The Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund (each, a “Fund” and together, the “Funds”) will begin offering Class M shares on or about January 25, 2018.  Therefore, on or about January 25, 2018, each Fund will offer six classes of shares, Class A, Class M, Class C, Class R, Class R6 and Advisor Class shares.

II. The Funds’ classes on the cover of the prospectus are replaced with the following:

	Class A	Class M	Class C	Class R	Class R6	Advisor Class
Franklin Income Fund	FKINX	Pending	FCISX	FISRX	FNCFX	FRIAX
Franklin U.S. Government Securities Fund	FKUSX	Pending	FRUGX	FUSRX	FGORX	FUSAX
Franklin Utilities Fund	FKUTX	Pending	FRUSX	FRURX	FUFRX	FRUAX

III. The following replaces the first paragraph under the “Franklin Income Fund – Fund Summaries –Fees and Expenses of the Fund” section of the prospectus beginning on page 16:

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A and Class M if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 109 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 71 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

IV. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Franklin Income Fund – Fund Summaries – Fees and Expenses of the Fund” section of the prospectus beginning on page 16:

Shareholder Fees

(fees paid directly from your investment)

Class M3
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see “Investments of $1 Million or More” under “Choosing a Share Class”) and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

3. The Fund began offering Class M shares on January 25, 2018.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class M
Management fees	0.37%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.10%
Acquired fund fees and expenses[2]	0.01%
Total annual Fund operating expenses[2]	0.73%
Fee waiver and/or expense reimbursement[3]	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.72%

1.     The Fund began offering Class M shares on January 25, 2018. Other expenses for Class M are based on estimated amounts for the current fiscal year.

2.     Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3.     The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund’s investment in other Franklin Templeton money funds (acquired fund) for the next 12-month period. In addition, the transfer agent has contractually agreed to waive or limit its transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that Class do not exceed 0.03% until January 31, 2019. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class M	$495	$647	$813	$1,265

V.  The following replaces the “Franklin Income Fund – Fund Summaries – Performance” section of the prospectus beginning on page 20:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary indices in the table below show how the Fund’s performance compares to a group of securities that align with a portion of the Fund’s portfolio and to the returns of an index of funds with similar investment objectives as the Fund, respectively.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	18.79%
Worst Quarter:	Q3'08	-15.45%

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2017

	1 Year	5 Years	10 Years
Franklin Income Fund - Class A
Return Before Taxes	3.91%	5.76%	5.08%
Return After Taxes on Distributions	2.00%	3.78%	2.96%
Return After Taxes on Distributions and Sale of Fund Shares	2.52%	3.69%	3.11%
Franklin Income Fund - Class C	7.22%	6.17%	5.02%
Franklin Income Fund - Class R	8.18%	6.33%	5.18%
Franklin Income Fund - Class R6	8.67%	5.80%[1]	—
Franklin Income Fund - Advisor Class	8.62%	6.80%	5.71%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.00%
Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average (index reflects no deduction for fees, expenses or taxes)	12.75%	7.29%	4.95%

1. Since inception May 1, 2013.

Performance information for Class M shares is not available because the share class is new.

No one index is representative of the Fund’s portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

VI. The “Franklin Income Fund – Fund Summaries – Purchase and Sale of Fund Shares” section beginning on page 23 is replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class M, Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account — Choosing a Share Class — Qualified Investors — Class M — Class R6 and “— Advisor Class” in the Fund’s prospectus. There is no minimum investment for subsequent purchases.

VII. The following replaces the first paragraph under the “Franklin U.S. Government Securities Fund – Fund Summaries –Fees and Expenses of the Fund” section of the prospectus beginning on page 24:

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A and Class M if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 109 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 71 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

VIII. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Franklin U.S. Government Securities Fund – Fund Summaries – Fees and Expenses of the Fund” section of the prospectus beginning on page 24:

Shareholder Fees

(fees paid directly from your investment)

Class M3
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see “Investments of $1 Million or More” under “Choosing a Share Class”) and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

3. The Fund began offering Class M shares on January 25, 2018.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class M
Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses[3]	0.17%
Total annual Fund operating expenses	0.87%

3.  The Fund began offering Class M shares on January 25, 2018.  Other expenses for Class M are based on estimated amounts for the current fiscal year.

Example

	1 Year	3 Years	5 Years	10 Years
Class M	$510	$691	$887	$1,425

IX. The following replaces the “Franklin U.S. Government Securities Fund – Fund Summaries – Performance” section of the prospectus beginning on page 28:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives as the Fund.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q4'08	3.86%
Worst Quarter:	Q2'13	-2.09%

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2017

	1 Year	5 Years	10 Years
Franklin U.S. Government Securities Fund - Class A
Return Before Taxes	-3.60%	0.11%	2.62%
Return After Taxes on Distributions	-4.86%	-1.30%	1.15%
Return After Taxes on Distributions and Sale of Fund Shares	-2.04%	-0.55%	1.42%
Franklin U.S. Government Securities Fund - Class C	-0.73%	0.48%	2.56%
Franklin U.S. Government Securities Fund - Class R	0.39%	0.63%	2.71%
Franklin U.S. Government Securities Fund - Class R6	1.04%	1.27%[1]	—
Franklin U.S. Government Securities Fund - Advisor Class	0.90%	1.13%	3.22%
Bloomberg Barclays U.S. Government - Intermediate Index (index reflects no deduction for fees, expenses or taxes)	1.14%	0.92%	2.70%
Lipper GNMA Funds Classification Average (index reflects no deduction for fees, expenses or taxes)	1.05%	1.03%	3.42%

1. Since inception May 1, 2013.

Performance information for Class M shares is not available because the share class is new.

No one index is representative of the Fund’s portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

X. The “Franklin U.S. Government Securities Fund – Fund Summaries – Purchase and Sale of Fund Shares” section beginning on page 30 is replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class M, Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account — Choosing a Share Class — Qualified Investors — Class M — Class R6” and “— Advisor Class” in the Fund’s prospectus. There is no minimum investment for subsequent purchases.

XI. The following replaces the first paragraph under the “Franklin Utilities Fund – Fund Summaries –Fees and Expenses of the Fund” section of the prospectus beginning on page 32:

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A and Class M if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 109 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 71 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

XII. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Franklin Utilities Fund – Fund Summaries – Fees and Expenses of the Fund” section of the prospectus beginning on page 32:

Shareholder Fees

(fees paid directly from your investment)

Class M3
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see “Investments of $1 Million or More” under “Choosing a Share Class”) and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

3. The Fund began offering Class M shares on January 25, 2018.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class M
Management fees	0.46%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.12%
Total annual Fund operating expenses	0.83%

1.  The Fund began offering Class M shares on January 25, 2018.  Other expenses for Class M are based on estimated amounts for the current fiscal year.

Example

	1 Year	3 Years	5 Years	10 Years
Class M	$506	$679	$866	$1,379

XIII. The following replaces the “Franklin Utilities Fund – Fund Summaries – Performance” section of the prospectus beginning on page 35:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund’s performance compares to a group of securities that aligns more closely with the Fund’s investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q1'16	14.75%
Worst Quarter:	Q3'08	-13.14%

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2017

	1 Year	5 Years	10 Years
Franklin Utilities Fund - Class A
Return Before Taxes	5.88%	10.46%	6.50%
Return After Taxes on Distributions	4.82%	9.30%	5.61%
Return After Taxes on Distributions and Sale of Fund Shares	4.25%	8.14%	5.11%
Franklin Utilities Fund - Class C	9.02%	10.86%	6.42%
Franklin Utilities Fund - Class R	10.23%	11.04%	6.59%
Franklin Utilities Fund - Class R6	10.88%	8.88%[1]	—
Franklin Utilities Fund - Advisor Class	10.76%	11.60%	7.12%
S&P 500® Utilities Index (index reflects no deduction for fees, expenses or taxes)	12.11%	12.62%	6.31%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

1. Since inception May 1, 2013.

Performance information for Class M shares is not available because the share class is new.

No one index is representative of the Fund’s portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XIV. The “Franklin Utilities Fund – Fund Summaries – Purchase and Sale of Fund Shares” section beginning on page 37 is replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class M, Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account — Choosing a Share Class — Qualified Investors — Class M — Class R6 and — Advisor Class” in the Fund’s prospectus. There is no minimum investment for subsequent purchases.

XV. The “Franklin Income Fund – Fund Details – Financial Highlights” section beginning on page 76 is replaced with the following:

Financial Highlights

The Financial Highlights present the Fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

Class A		Year Ended September 30,
	2017	2016	2015	2014	2013
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 2.25	$ 2.10	$ 2.48	$ 2.33	$ 2.23
Income from investment operations:[a]
Net investment income[b]	0.10	0.10	0.10	0.11	0.11
Net realized and unrealized gains (losses)	0.16	0.17	-0.36	0.16	0.12
Total from investment operations	0.26	0.27	-0.26	0.27	0.23
Less distributions from net investment income	-0.12	-0.12	-0.12	-0.12	-0.13
Net asset value, end of year	$ 2.39	$ 2.25	$ 2.10	$ 2.48	$ 2.33

Total return[c]	11.86%	13.31%	-10.93%	11.86%	10.72%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.62%	0.61%	0.61%	0.61%	0.62%
Expenses net of waiver and payments by affiliates[d]	0.61%	0.61%[e]	0.61%[e]	0.61%[e]	0.62%
Net investment income	4.22%	4.57%	4.43%	4.28%	4.98%

Supplemental data
Net assets, end of year (000’s)	$ 46,505,632	$ 45,515,127	$ 44,886,127	$ 53,823,921	$ 48,320,611
Portfolio turnover rate	34.12%	61.26%	44.81%	36.03%	37.60%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d. Benefit of expense reduction rounds to less than 0.01%.

e. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Class C		Year Ended September 30,
	2017	2016	2015	2014	2013
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 2.27	$ 2.13	$ 2.50	$ 2.35	$ 2.25
Income from investment operations:[a]
Net investment income[b]	0.09	0.09	0.09	0.09	0.10
Net realized and unrealized gains (losses)	0.17	0.16	-0.35	0.17	0.12
Total from investment operations	0.26	0.25	-0.26	0.26	0.22
Less distributions from net investment income	-0.11	-0.11	-0.11	-0.11	-0.12
Net asset value, end of year	$ 2.42	$ 2.27	$ 2.13	$ 2.50	$ 2.35

Total return[c]	11.63%	12.07%	-10.89%	11.19%	10.07%

Ratios to average net assets
Expenses before waiver and payments by affiliates	1.12%	1.11%	1.11%	1.11%	1.12%
Expenses net of waiver and payments by affiliates[d]	1.11%	1.11%[e]	1.11%[e]	1.11%[e]	1.12%
Net investment income	3.72%	4.07%	3.93%	3.78%	4.48%

Supplemental data
Net assets, end of year (000’s)	$ 23,036,875	$ 23,841,466	$ 24,091,638	$ 28,802,209	$ 24,016,797
Portfolio turnover rate	34.12%	61.26%	44.81%	36.03%	37.60%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d. Benefit of expense reduction rounds to less than 0.01%.

e. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Class R		Year Ended September 30,
	2017	2016	2015	2014	2013
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 2.21	$ 2.07	$ 2.44	$ 2.29	$ 2.20
Income from investment operations:[a]
Net investment income[b]	0.09	0.09	0.10	0.10	0.11
Net realized and unrealized gains (losses)	0.16	0.16	-0.36	0.16	0.10
Total from investment operations	0.25	0.25	-0.26	0.26	0.21
Less distributions from net investment income	-0.11	-0.11	-0.11	-0.11	-0.12
Net asset value, end of year	$ 2.35	$ 2.21	$ 2.07	$ 2.44	$ 2.29

Total return	11.67%	12.62%	-10.99%	11.66%	10.03%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.97%	0.96%	0.96%	0.96%	0.97%
Expenses net of waiver and payments by affiliates[c]	0.96%	0.96%[d]	0.96%[d]	0.96%[d]	0.97%
Net investment income	3.87%	4.22%	4.08%	3.93%	4.63%

Supplemental data
Net assets, end of year (000’s)	$ 361,603	$ 396,107	$ 416,653	$ 514,892	$ 446,463
Portfolio turnover rate	34.12%	61.26%	44.81%	36.03%	37.60%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Benefit of expense reduction rounds to less than 0.01%.

d. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Class R6		Year Ended September 30,
	2017	2016	2015	2014	2013[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 2.23	$ 2.09	$ 2.46	$ 2.31	$ 2.33
Income from investment operations:[b]
Net investment income[c]	0.11	0.10	0.11	0.11	0.04
Net realized and unrealized gains (losses)	0.15	0.16	-0.35	0.17	-0.02
Total from investment operations	0.26	0.26	-0.24	0.28	0.02
Less distributions from net investment income	-0.12	-0.12	-0.13	-0.13	-0.04
Net asset value, end of year	$ 2.37	$ 2.23	$ 2.09	$ 2.46	$ 2.31

Total return[d]	12.15%	13.15%	-10.39%	12.19%	1.06%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.39%	0.38%	0.38%	0.38%	0.39%
Expenses net of waiver and payments by affiliates[f]	0.38%	0.38%[g]	0.38%[g]	0.38%[g]	0.39%
Net investment income	4.45%	4.80%	4.66%	4.50%	5.21%

Supplemental data
Net assets, end of year (000’s)	$ 1,815,977	$ 1,737,577	$ 1,744,718	$ 2,108,076	$ 1,921,084
Portfolio turnover rate	34.12%	61.26%	44.81%	36.03%	37.60%

a. For the period May 1, 2013 (effective date) to September 30, 2013.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

f. Benefit of expense reduction rounds to less than 0.01%.

g. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Advisor Class		Year Ended September 30,
	2017	2016	2015	2014	2013
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 2.23	$ 2.09	$ 2.46	$ 2.31	$ 2.22
Income from investment operations:[a]
Net investment income[b]	0.10	0.10	0.11	0.11	0.12
Net realized and unrealized gains (losses)	0.16	0.16	-0.36	0.17	0.11
Total from investment operations	0.26	0.26	-0.25	0.28	0.23
Less distributions from net investment income	-0.12	-0.12	-0.12	-0.13	-0.14
Net asset value, end of year	$ 2.37	$ 2.23	$ 2.09	$ 2.46	$ 2.31

Total return	12.09%	13.06%	-10.46%	12.12%	10.49%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.47%	0.46%	0.46%	0.46%	0.47%
Expenses net of waiver and payments by affiliates[c]	0.46%	0.46%[d]	0.46%[d]	0.46%[d]	0.47%
Net investment income	4.37%	4.72%	4.58%	4.43%	5.13%

Supplemental data
Net assets, end of year (000’s)	$ 11,671,173	$ 8,143,479	$ 7,754,475	$ 9,096,269	$ 5,903,701
Portfolio turnover rate	34.12%	61.26%	44.81%	36.03%	37.60%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Benefit of expense reduction rounds to less than 0.01%.

d. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

XVI. The “Franklin U.S. Government Securities Fund – Fund Details – Financial Highlights” section beginning on page 88 is replaced with the following:

Financial Highlights

The Financial Highlights present the Fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

Class A		Year Ended September 30,
	2017	2016	2015	2014	2013
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 6.35	$ 6.40	$ 6.48	$ 6.53	$ 6.91
Income from investment operations:[a]
Net investment income[b]	0.13	0.14	0.15	0.17	0.15
Net realized and unrealized gains (losses)	-0.16	0.01	-0.02	0.01	-0.29
Total from investment operations	-0.03	0.15	0.13	0.18	-0.14
Less distributions from net investment income	-0.19	-0.20	-0.21	-0.23	-0.24
Net asset value, end of year	$ 6.13	$ 6.35	$ 6.40	$ 6.48	$ 6.53

Total return[c]	-0.45%	2.35%	2.07%	2.80%	-2.03%

Ratios to average net assets
Expenses	0.79%[d]	0.76%[d]	0.76%[d]	0.75%[d]	0.73%
Net investment income	2.17%	2.21%	2.28%	2.62%	2.17%

Supplemental data
Net assets, end of year (000’s)	$ 3,581,769	$ 4,235,819	$ 4,167,639	$ 4,323,990	$ 5,138,613
Portfolio turnover rate	86.72%	92.18%	69.10%	69.73%	46.16%
Portfolio turnover rate excluding mortgage dollar rolls	86.72%	92.18%	58.70%	38.79%	40.83%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d. Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Class C		Year Ended September 30,
	2017	2016	2015	2014	2013
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 6.30	$ 6.36	$ 6.44	$ 6.49	$ 6.86
Income from investment operations:[a]
Net investment income[b]	0.10	0.11	0.11	0.14	0.11
Net realized and unrealized gains (losses)	-0.16	—[c]	-0.01	0.01	-0.28
Total from investment operations	-0.06	0.11	0.10	0.15	-0.17
Less distributions from net investment income	-0.16	-0.17	-0.18	-0.20	-0.20
Net asset value, end of year	$ 6.08	$ 6.30	$ 6.36	$ 6.44	$ 6.49

Total return[d]	-0.96%	1.70%	1.57%	2.30%	-2.45%

Ratios to average net assets
Expenses	1.29%[e]	1.26%[e]	1.26%[e]	1.25%[e]	1.23%
Net investment income	1.67%	1.71%	1.78%	2.12%	1.67%

Supplemental data
Net assets, end of year (000’s)	$ 797,394	$ 1,034,410	$ 1,040,294	$ 1,190,720	$ 1,640,787
Portfolio turnover rate	86.72%	92.18%	69.10%	69.73%	46.16%
Portfolio turnover rate excluding mortgage dollar rolls	86.72%	92.18%	58.70%	38.79%	40.83%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Amount rounds to less than $0.01 per share.

d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

e. Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Class R		Year Ended September 30,
	2017	2016	2015	2014	2013
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 6.34	$ 6.40	$ 6.48	$ 6.53	$ 6.90
Income from investment operations:[a]
Net investment income[b]	0.11	0.12	0.13	0.15	0.12
Net realized and unrealized gains (losses)	-0.16	—[c]	-0.02	0.01	-0.27
Total from investment operations	-0.05	0.12	0.11	0.16	-0.15
Less distributions from net investment income	-0.17	-0.18	-0.19	-0.21	-0.22
Net asset value, end of year	$ 6.12	$ 6.34	$ 6.40	$ 6.48	$ 6.53

Total return	-0.81%	1.84%	1.71%	2.44%	-2.27%

Ratios to average net assets
Expenses	1.13%[d]	1.11%[d]	1.11%[d]	1.10%[d]	1.08%
Net investment income	1.83%	1.86%	1.93%	2.27%	1.82%

Supplemental data
Net assets, end of year (000’s)	$ 38,363	$ 59,785	$ 64,689	$ 74,442	$ 94,110
Portfolio turnover rate	86.72%	92.18%	69.10%	69.73%	46.16%
Portfolio turnover rate excluding mortgage dollar rolls	86.72%	92.18%	58.70%	38.79%	40.83%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Amount rounds to less than $0.01 per share.

d. Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Class R6		Year Ended September 30,
	2017	2016	2015	2014	2013[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 6.37	$ 6.42	$ 6.50	$ 6.55	$ 6.76
Income from investment operations:[b]
Net investment income[c]	0.15	0.16	0.17	0.19	0.07
Net realized and unrealized gains (losses)	-0.16	0.01	-0.02	0.01	-0.17
Total from investment operations	-0.01	0.17	0.15	0.20	-0.10
Less distributions from net investment income	-0.21	-0.22	-0.23	-0.25	-0.11
Net asset value, end of year	$ 6.15	$ 6.37	$ 6.42	$ 6.50	$ 6.55

Total return[d]	-0.16%	2.63%	2.35%	3.08%	-1.53%

Ratios to average net assets[e]
Expenses	0.48%[f]	0.48%[f]	0.47%[f]	0.47%[f]	0.46%
Net investment income	2.48%	2.49%	2.57%	2.90%	2.44%

Supplemental data
Net assets, end of year (000’s)	$ 446,174	$ 624,619	$ 375,644	$ 497,246	$ 480,590
Portfolio turnover rate	86.72%	92.18%	69.10%	69.73%	46.16%
Portfolio turnover rate excluding mortgage dollar rolls	86.72%	92.18%	58.70%	38.79%	40.83%

a. For the period May 1, 2013 (effective date) to September 30, 2013.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

f. Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Advisor Class		Year Ended September 30,
	2017	2016	2015	2014	2013
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 6.37	$ 6.42	$ 6.50	$ 6.55	$ 6.93
Income from investment operations:[a]
Net investment income[b]	0.15	0.15	0.16	0.18	0.16
Net realized and unrealized gains (losses)	-0.17	0.01	-0.02	0.01	-0.29
Total from investment operations	-0.02	0.16	0.14	0.19	-0.13
Less distributions from net investment income	-0.20	-0.21	-0.22	-0.24	-0.25
Net asset value, end of year	$ 6.15	$ 6.37	$ 6.42	$ 6.50	$ 6.55

Total return	-0.30%	2.49%	2.21%	2.94%	-1.86%

Ratios to average net assets
Expenses	0.64%[c]	0.61%[c]	0.61%[c]	0.60%[c]	0.58%
Net investment income	2.32%	2.36%	2.43%	2.77%	2.32%

Supplemental data
Net assets, end of year (000’s)	$ 854,640	$ 718,975	$ 622,339	$ 652,737	$ 949,085
Portfolio turnover rate	86.72%	92.18%	69.10%	69.73%	46.16%
Portfolio turnover rate excluding mortgage dollar rolls	86.72%	92.18%	58.70%	38.79%	40.83%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

XVII. The “Franklin Utilities Fund – Fund Details – Financial Highlights” section beginning on page 99 is replaced with the following:

Financial Highlights

The Financial Highlights present the Fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

Class A		Year Ended September 30,
	2017	2016	2015	2014	2013
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 17.85	$ 16.08	$ 16.58	$ 14.62	$ 14.04
Income from investment operations:[a]
Net investment income[b]	0.53	0.48	0.49	0.49	0.49
Net realized and unrealized gains (losses)	1.30	2.31	-0.09	2.00	0.60
Total from investment operations	1.83	2.79	0.40	2.49	1.09
Less distributions from:
Net investment income	-0.49	-0.50	-0.48	-0.49	-0.51
Net realized gains	-0.01	-0.52	-0.42	-0.04	—
Total distributions	-0.50	-1.02	-0.90	-0.53	-0.51
Net asset value, end of year	$ 19.18	$ 17.85	$ 16.08	$ 16.58	$ 14.62

Total return[c]	10.38%	18.23%	2.19%	17.24%	7.92%

Ratios to average net assets
Expenses	0.75%[d,e]	0.73%[d,e]	0.73%[e]	0.75%[d,e]	0.75%[d]
Net investment income	2.86%	2.81%	2.88%	3.05%	3.34%

Supplemental data
Net assets, end of year (000’s)	$ 4,182,780	$ 4,180,124	$ 3,524,835	$ 3,717,397	$ 3,275,129
Portfolio turnover rate	0.89%	7.17%	9.55%	8.10%	4.57%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d. Benefit of expense reduction rounds to less than 0.01%.

e. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Class C		Year Ended September 30,
	2017	2016	2015	2014	2013
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 17.76	$ 16.01	$ 16.50	$ 14.56	$ 13.98
Income from investment operations:[a]
Net investment income[b]	0.43	0.39	0.40	0.41	0.41
Net realized and unrealized gains (losses)	1.30	2.30	-0.08	1.98	0.61
Total from investment operations	1.73	2.69	0.32	2.39	1.02
Less distributions from:
Net investment income	-0.39	-0.42	-0.39	-0.41	-0.44
Net realized gains	-0.01	-0.52	-0.42	-0.04	—
Total distributions	-0.40	-0.94	-0.81	-0.45	-0.44
Net asset value, end of year	$ 19.09	$ 17.76	$ 16.01	$ 16.50	$ 14.56

Total return[c]	9.88%	17.59%	1.74%	16.61%	7.40%

Ratios to average net assets
Expenses	1.25%[d,e]	1.23%[d,e]	1.23%[e]	1.25%[d,e]	1.25%[d]
Net investment income	2.36%	2.31%	2.38%	2.55%	2.84%

Supplemental data
Net assets, end of year (000’s)	$ 981,515	$ 1,064,065	$ 931,800	$ 986,318	$ 845,173
Portfolio turnover rate	0.89%	7.17%	9.55%	8.10%	4.57%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d. Benefit of expense reduction rounds to less than 0.01%.

e. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Class R		Year Ended September 30,
	2017	2016	2015	2014	2013
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 17.78	$ 16.02	$ 16.52	$ 14.58	$ 14.00
Income from investment operations:[a]
Net investment income[b]	0.46	0.42	0.42	0.43	0.44
Net realized and unrealized gains (losses)	1.30	2.30	-0.09	1.99	0.60
Total from investment operations	1.76	2.72	0.33	2.42	1.04
Less distributions from:
Net investment income	-0.42	-0.44	-0.41	-0.44	-0.46
Net realized gains	-0.01	-0.52	-0.42	-0.04	—
Total distributions	-0.43	-0.96	-0.83	-0.48	-0.46
Net asset value, end of year	$ 19.11	$ 17.78	$ 16.02	$ 16.52	$ 14.58

Total return	10.04%	17.81%	1.83%	16.75%	7.56%

Ratios to average net assets
Expenses	1.10%[c,d]	1.08%[c,d]	1.08%[d]	1.10%[c,d]	1.10%[c]
Net investment income	2.51%	2.46%	2.53%	2.70%	2.99%

Supplemental data
Net assets, end of year (000’s)	$ 94,465	$ 103,247	$ 83,271	$ 95,498	$ 86,216
Portfolio turnover rate	0.89%	7.17%	9.55%	8.10%	4.57%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Benefit of expense reduction rounds to less than 0.01%.

d. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Class R6		Year Ended September 30,
	2017	2016	2015	2014	2013[a]
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 17.97	$ 16.18	$ 16.68	$ 14.71	$ 15.88
Income from investment operations:[b]
Net investment income[c]	0.58	0.53	0.53	0.53	0.25
Net realized and unrealized gains (losses)	1.31	2.32	-0.09	2.01	-1.17
Total from investment operations	1.89	2.85	0.44	2.54	-0.92
Less distributions from:
Net investment income	-0.53	-0.54	-0.52	-0.53	-0.25
Net realized gains	-0.01	-0.52	-0.42	-0.04	—
Total distributions	-0.54	-1.06	-0.94	-0.57	-0.25
Net asset value, end of year	$ 19.32	$ 17.97	$ 16.18	$ 16.68	$ 14.71

Total return[d]	10.70%	18.55%	2.45%	17.51%	-5.79%

Ratios to average net assets[e]
Expenses	0.48%[f,g]	0.47%[f,g]	0.47%[g]	0.48%[f,g]	0.48%[f]
Net investment income	3.13%	3.07%	3.14%	3.32%	3.61%

Supplemental data
Net assets, end of year (000’s)	$ 241,455	$ 219,587	$ 201,225	$ 236,437	$ 218,746
Portfolio turnover rate	0.89%	7.17%	9.55%	8.10%	4.57%

a. For the period May 1, 2013 (effective date) to September 30, 2013.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c. Based on average daily shares outstanding.

d. Total return is not annualized for periods less than one year.

e. Ratios are annualized for periods less than one year.

f. Benefit of expense reduction rounds to less than 0.01%.

g. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Advisor Class		Year Ended September 30,
	2017	2016	2015	2014	2013
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 17.97	$ 16.19	$ 16.68	$ 14.71	$ 14.12
Income from investment operations:[a]
Net investment income[b]	0.57	0.51	0.52	0.52	0.50
Net realized and unrealized gains (losses)	1.30	2.32	-0.09	2.00	0.62
Total from investment operations	1.87	2.83	0.43	2.52	1.12
Less distributions from:
Net investment income	-0.51	-0.53	-0.50	-0.51	-0.53
Net realized gains	-0.01	-0.52	-0.42	-0.04	—
Total distributions	-0.52	-1.05	-0.92	-0.55	-0.53
Net asset value, end of year	$ 19.32	$ 17.97	$ 16.19	$ 16.68	$ 14.71

Total return	10.64%	18.34%	2.40%	17.37%	8.11%

Ratios to average net assets
Expenses	0.60%[c,d]	0.58%[c,d]	0.58%[d]	0.60%[c,d]	0.60%[c]
Net investment income	3.01%	2.96%	3.03%	3.20%	3.49%

Supplemental data
Net assets, end of year (000’s)	$ 963,228	$ 755,484	$ 549,371	$ 562,202	$ 343,082
Portfolio turnover rate	0.89%	7.17%	9.55%	8.10%	4.57%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Benefit of expense reduction rounds to less than 0.01%.

d. Benefit of waiver and payments by affiliates rounds to less than 0.01%.

XVIII. The first paragraph and table under the “Your Account – Choosing a Share Class” section on page 109 of the prospectus is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Some share classes may be not be offered by certain financial intermediaries. Your financial intermediary or investment representative (financial advisor) can help you decide which class is best for you. Investors may purchase Class M shares and Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts, may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts.

Class A	Class M	Class C	Class R	Class R6	Advisor Class
Initial sales charge 5.75% (DynaTech Fund and Growth Fund), 4.25% (Income Fund, Utilities Fund and U.S. Government Fund) or less	Initial sales charge 4.25% (Income Fund, Utilities Fund and U.S. Government Fund) or less	No initial sales charge	No initial sales charge	See “Qualified Investors – Class R6” below	See “Qualified Investors - Advisor Class” below
Deferred sales charge of 1% or 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class M, Class C and Class R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees and lower annual expenses than Class C and Class R due to lower distribution fees	Higher annual expenses than Class A and Class M due to higher distribution fees	Higher annual expenses than Class A and Class M due to higher distribution fees (lower than Class C)

The Fund began offering Class M shares on January 25, 2018.

XIX. The heading “Class A, C & R” under the first table of the “Your Account – Choosing a Share Class” section on page 110 is replaced with “Class A, M, C & R.”

XX. The “Sales Charges – Class A” sub-heading before the first chart on page 110 of the prospectus under the “Your Account – Choosing a Share Class” section is replaced with “Sales Charges – Class A & M.”

XXI. The first two paragraphs under the “Your Account – Choosing a Share Class – Sales Charges – Class A – Sales Charge Reductions” section beginning on page 110 of the prospectus are replaced with the following:

Quantity discounts. We offer two ways for you to combine your current purchase of Class A or Class M Fund shares with other existing Franklin Templeton fund share holdings that might enable you to qualify for a lower sales charge with your current purchase. You can qualify for a lower sales charge when you reach certain “sales charge breakpoints.” This quantity discount information is also available free of charge at franklintempleton.com/quantity-discounts. This web page can also be reached at franklintempleton.com by clicking the “Products & Planning” tab and then choosing “Quantity Discounts for Class A and Class M Shares” under “Fund Resources.”

1. Cumulative quantity discount - lets you combine certain existing holdings of Franklin Templeton fund shares –referred to as “cumulative quantity discount eligible shares” – with your current purchase of Class A and Class M shares to determine if you qualify for a sales charge breakpoint.

XXII. The first paragraph under the “Your Account – Choosing a Share Class – Sales Charges – Class A – Sales Charge Reductions – 2. Letter of intent (LOI)” section on page 112 of the prospectus is replaced with the following:

2. Letter of intent (LOI) – expresses your intent to buy a stated dollar amount of “cumulative quantity discount eligible shares” (as defined in the “Cumulative quantity discount” section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve 5% of your total intended purchase in Class A or Class M shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial advisor when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. If you have not designated a financial advisor associated with your Franklin Templeton fund shares, it is your responsibility to tell the Fund’s transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the SAI for more LOI details.

XXIII. The heading “Your Account – Choosing a Share Class – Sales Charges – Class A – Sales Charge Waivers” on page 113 is replaced with “Your Account – Choosing a Share Class – Sales Charges – Class A – Sales Charge Waivers for Class A Shares.”

XXIV. The following is added under the section “Your Account – Choosing a Share Class – Sales Charges – Class A – Sales Charge Waivers” beginning on page 113:

Sales Charge Waivers for Class M Shares

Class M shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform, or self-directed investment brokerage account that may charge a transaction or other fee to customers.  If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

XXV. The first paragraph under the heading “Your Account – Choosing a Share Class – Sales Charges – Class A – Investments of $1 Million or More” on page 114 of the prospectus is replaced with the following:

If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A or Class M shares without an initial sales charge. However, there is a 1% CDSC for funds that have a maximum initial sales charge of 5.75%; for all the other funds, the maximum CDSC will be 0.75%. The CDSC is assessed on any shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) - Class A, M & C”).

XXVI. The following is added as the second paragraph under the “Your Account – Choosing a Share Class – Sales Charges – Class A – Distribution and Service (12b-1) Fees” section on page 114:

Class M has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class M shares and provide other services to shareholders. Because these fees are paid out of Class M’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

XXVII. The following replaces the paragraph under the “Your Account – Choosing a Share Class – Sales Charges – Class C – CDSC” section on page 114 of the prospectus:

There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) - Class A, M & C”).

XXVIII. The sub-heading “Contingent Deferred Sales Charge (CDSC) – Class A & C” under the heading “Your Account – Choosing a Share Class” on page 115 of the prospectus is replaced with “Contingent Deferred Sales Charge (CDSC) – Class A, M & C.”

XXIX. The following replaces the fourth paragraph under the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 116 of the prospectus:

Generally, if you paid a CDSC when you sold your Class A, Class M or Class C shares, Distributors will credit back to you the CDSC paid on the amount you are reinvesting within 90 days of the sale by adding it to the amount of your reinvestment. For Class A or M shares reinvested with a CDSC credit, a new CDSC will apply and the CDSC holding period will begin again. For Class C shares reinvested with a CDSC credit in Class A shares, you will not receive a CDSC credit in the new Class A shares and your reinvestment will not be subject to any otherwise applicable CDSC.

XXX. The following is added after the section “Your Account – Choosing a Share Class – Reinstatement Privilege”:

Qualified Investors – Class M

Class M shares are available to the following investors:

•    Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform, or self-directed investment brokerage account that may charge a transaction or other fee to customers. Clients of certain financial intermediaries may not be subject to an investment minimum in the discretion of the investment manager or Distributors.

XXXI. The following replaces the paragraph under the “Your Account – Choosing a Share Class – Waivers for Exchanges between Classes of the Same Fund – Advisory Programs Eligible for Advisor Class or Class Z shares” section of the prospectus:

Class A, Class M and Class C shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Advisory Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Advisor Class shares of the same Fund under certain circumstances, including such Advisory Program’s eligibility to purchase Advisor Class shares of the Fund. Such exchange will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge. Unless otherwise permitted, any CDSC owed must be paid on Class A, Class M and C shares that you wish to exchange.

XXXII. The sub-heading “Minimum Investments - Class A, C & R” under the section “Buying Shares” on page 119 is replaced with “Class A, M, C & R.”

XXXIII. The sub-heading “Class A, C & R” under the section “Your Account – Exchanging Shares” on page 127 is replaced with “Class A, M, C & R.”

XXXIV. The heading “Class A & C” under the section “Account Policies – Calculating Share Price” on page 131 of the prospectus is replaced with “Class A, M & C.”

XXXV. The sub-heading “Class A, C & R” under the section “Your Account – Account Policies – Dealer Compensation” on page 136 is replaced with “Class A, M, C & R.”

XXXVI. The second and third charts under the heading “Your Account – Account Policies – Dealer Compensation” beginning on page 137 are replaced with the following:

Income, Utilities and U.S. Government Securities Fund

	Class A	Class M	Class C	Class R
Commission (%)			1.00[1]	–
Investment under $100,000	4.00	4.00	–	–
$100,000 but under $250,000	2.80	2.80	–	–
$250,000 but under $500,000	2.00	2.00	–	–
$500,000 but under $1 million	1.60	1.60	–	–
$1 million or more	up to 0.75	up to 0.75	–	–
12b-1 fee to dealer	0.15[2]	0.25[2]	0.65[3]	0.50

1. Commission includes advance of the first year’s 12b-1 service fee of 0.25% for DynaTech and Growth Funds and 0.15% for Income, Utilities and U.S. Government Securities Funds. Distributors may pay a prepaid commission. However, Distributors does not pay a prepaid commission on any purchases by Employer Sponsored Retirement Plans.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.25% for DynaTech and Growth Funds and 0.15% for Income, Utilities and U.S. Government Securities Funds at the time of purchase and may be eligible to receive 1.00% for Class C shares of DynaTech and Growth Funds and 0.65% for Class C shares of Income, Utilities and U.S. Government Securities Funds starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

Please keep this supplement with your prospectus for future reference.

FCF SA2 01/18

SUPPLEMENT DATED JANUARY 25, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2017

OF EACH OF THE LISTED FUNDS

Franklin CUSTODIAN FUNDS

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

The statement of additional information (SAI) is amended as follows:

I. The Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund (each, a “Fund” and together, the “Funds”) will begin offering Class M shares on or about January 25, 2018.  Therefore, on or about January 25, 2018, each Fund will offer six classes of shares, Class A, Class M, Class C, Class R, Class R6 and Advisor Class shares.

II. The Funds’ classes on the cover of the SAI are replaced with the following:

	Class A	Class M	Class C	Class R	Class R6	Advisor Class
Franklin Income Fund	FKINX	Pending	FCISX	FISRX	FNCFX	FRIAX
Franklin U.S. Government Securities Fund	FKUSX	Pending	FRUGX	FUSRX	FGORX	FUSAX
Franklin Utilities Fund	FKUTX	Pending	FRUSX	FRURX	FUFRX	FRUAX

III. The second paragraph on the cover of the SAI is replaced with the following:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report to shareholders, for the fiscal year ended September 30, 2017, are incorporated by reference (are legally a part of this SAI).

IV. The following is added under the “Organization, Voting Rights and Principal Holders” section on page 69:

Effective on January 25, 2018, the Funds also began offering Class M shares.  The full title of the Class M shares of each Fund is:

•               Franklin Income Fund - Class M

•               Franklin U.S. Government Securities Fund – Class M

•               Franklin Utilities Fund – Class M

V. The following principal holders list replaces the principal holders list for each Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 70:

As of January 2, 2018, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Franklin DynaTech Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	27.36
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.82
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	A	6.92
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ 07311-1114	C	5.03
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	7.87
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	11.98
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	C	8.34
WFCS LLC * 2801 Market Street Saint Louis, MO 63103-2523	C	6.68
DCGT As Trustee And Or Custodian* Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	R	48.30
Franklin Conservative Allocation Fund c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	8.10
Edward Jones & Co* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	52.11
Franklin Moderate Allocation Fund c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	17.73
Franklin Growth Allocation Fund c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	14.59
Rupert H Johnson Jr. Trust 1 Franklin Parkway San Mateo, CA 94403-1906	Advisor	5.35
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	11.02
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	12.69
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	6.72
WFCS LLC * 2801 Market Street Saint Louis, MO 63103-2523	Advisor	9.90
American Enterprise Investment Svc* 707 2ND Ave South Minneapolis, MN 55402-2405	Advisor	10.97
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	Advisor	7.70
Franklin Growth Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	30.05
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.30
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	A	6.62
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	6.85
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	9.48
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	C	6.68
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	5.29
WFCS LLC * 2801 Market Street Saint Louis, MO 63103-2523	C	11.26
Hartford Life Insurance Company Attn: UIT Operations PO Box 2999 Hartford, CT 06104-2999	R	35.11
State Street Bank And Trust FBO ADP Access Product 1 Lincoln Street Boston, MA 02111-2901	R	11.30
Voya Retirement Insurance And Annuity Co. 1 Orange Way B3N Windsor, CT 06095-4773	R	5.29
Voya Retirement Insurance And Annuity Co. 1 Orange Way B3N Windsor, CT 06095-4773	R	8.90
Massachusetts Mutual Life Ins Co. Mip M200-INVST 1295 State Street Springfield, MA 01111-0001	R	10.43
Franklin Corefolio Allocation Fund c/o Fund Accounting 500 East Broward Boulevard Fort Lauderdale, FL 33394-3000	R6	9.04
Franklin Conservative Allocation Fund c/o Fund Accounting Dept. 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	5.64
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	15.77
Franklin Moderate Allocation Fund c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	13.50
Franklin Growth Allocation Fund c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	10.45
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	R6	6.67
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	R6	6.85
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	5.54
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	7.07
Ellard Co.* c/o Fiduciary Trust Co Intl PO Box 3199 Church Street Station New York, NY 10008	Advisor	7.42
DCGT As Trustee And Or Custodian* Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	Advisor	5.39
Franklin Income Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	13.86
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	10.32
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	A	9.00
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	10.85
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center, Floor 3 Jersey City, NJ 07311-1114	C	11.32
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	9.59
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	C	7.18
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	5.23
WFCS LLC * 2801 Market Street Saint Louis, MO 63103-2523	C	17.29
Raymond James* Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102	C	7.09
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 97GM2 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	C	6.06
Franklin Founding Funds c/o Fund Accounting 500 East Broward Boulevard Suite 2100 Fort Lauderdale, FL 33394-3029	R6	72.27
Edward Jones & Co* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	17.65
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ 07311-1114	Advisor	12.13
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	8.02
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	8.12
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	7.19
Charles Schwab & Co* 211 Main Street San Francisco, CA 94105-1905	Advisor	6.61
WFCS LLC * 2801 Market Street Saint Louis, MO 63103-2523	Advisor	13.75
American Enterprise Investment Svc* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	6.46
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	7.04
Raymond James* Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102	Advisor	6.46
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	Advisor	11.19
Franklin U.S. Government Securities Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	18.82
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.42
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	A	5.38
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	A	5.16
Merrill Lynch Pierce Fenner & Smith* 4800 East Deer Lake Drive 2nd Floor Jacksonville, FL 32246-6486	A	10.69
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	C	9.61
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	12.16
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	C	8.25
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	10.73
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	6.99
Raymond James* Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102	C	5.14
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	C	7.32
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive Jacksonville, FL 32246-6484	R	5.40
State Street Bank and Trust FBO ADP Access Product 1 Lincoln Street Boston, MA 02111-2901	R	11.22
TD Ameritrade Trust Company* P.O. Box 17748 Denver, CO 80217-0748	R	6.08
Reliance Trust Co., Cust* PO Box 48529 Atlanta, GA 30362-1529	R	6.51
DCGT as TTEE and or Cust* Attn: NPIOTrade Desk 711 High Street Des Moines, IA 50303	R	5.98
Franklin Conservative Allocation Fund c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	24.96
Edward Jones & Co* 12555 Manchester Road Saint Louis, MO 63131-3710	R6	23.73
Franklin Moderate Allocation Fund c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	23.83
Franklin Growth Allocation Fund c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	5.39
Vanguard Fiduciary Trust Co* Attn: Investment Services PO Box 2600 VM L20 Valley Forge, PA 19482-2600	R6	10.54
Ellard Co* c/o Fiduciary Trust Co. Int’l L P.O. Box 3199 Church Street Station New York, NY 10008-3199	Advisor	5.34
Age 13-16 Years Franklin Templeton 529 College Savings Plan c/o Fund Accounting 300 South East 2nd Street FL 8 Fort Lauderdale, FL 33301-1965	Advisor	10.16
Age 17-20 Years Franklin Templeton 529 College Savings Plan c/o Fund Accounting 300 South East 2nd Street FL 8 Fort Lauderdale, FL 33301-1965	Advisor	10.52
Charles Schwab & Co.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	7.37
Stifel Nicolaus & Co., Inc.* 501 North Broadway Saint Louis, MO 63102-2131	Advisor	8.82
Franklin Utilities Fund
Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	A	11.61
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	10.26
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	A	8.92
WFCS LLC * 2801 Market Street Saint Louis, MO 63103-2523	A	5.67
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center FL 3 Jersey City, NJ 07311-1114	C	9.07
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	13.06
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	C	9.20
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	5.36
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	C	11.60
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	C	6.23
Raymond James* Attn: Courtney Waller 880 Carillon Parkway Saint Petersburg, FL 33716-1102	C	6.94
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 97GH3 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	C	5.75
Voya Retirement Insurance And Annuity Co. 1 Orange Way B3N Windsor, CT 06095-4773	R	8.82
State Street Bank And Trust* FBO ADP Access Product 1 Lincoln Street Boston, MA 02111-2901	R	7.74
Equitable Life For Separate 200 Plaza Drive Secaucus, NJ 07094-3607	R	5.29
Transamerica Life Insurance Company 440 Mamaroneck Avenue Harrison, NY 10528	R	6.91
DCGT As Trustee And Or Custodian* Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	R	11.64
Franklin Conservative Allocation Fund c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	10.45
Franklin Moderate Allocation Fund c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	25.50
Franklin Growth Allocation Fund c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	20.20
National Financial Service LLC* Attn: Mutual Fund Department 4th Flr. 499 Washington Boulevard Jersey City, NJ 07310-1995	R6	12.11
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Flr 3 Jersey City, NJ 07311-1114	Advisor	8.95
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	10.10
National Financial Services LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	10.25
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	7.85
Charles Schwab & Co.* 211 Main Street San Francisco, CA 94105-1905	Advisor	7.51
WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	Advisor	6.32
American Enterprise Investment Svc* 707 2nd Avenue South Minneapolis, MN 55402-2405	Advisor	8.73
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive East Jacksonville, FL 32246-6486	Advisor	7.46

1

*For the benefit of its customers.

VI. The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 71 is replaced with the following:

As of January 2, 2018, the officers and board members, as a group, owned of record and beneficially 5.97% of DynaTech Fund - Advisor Class, and less than 1% of the outstanding shares of the other Funds and classes. The board members may own shares in other funds in Franklin Templeton Investments.

VII. The first two paragraphs under the “Buying and Selling Shares – Initial sales charges” section on page 72 are replaced with the following:

Initial sales charges For DynaTech and Growth Funds, the maximum initial sales charge is 5.75% for Class A. For Income, Utilities and U.S. Government Securities Funds, the maximum initial sales charge is 4.25% for Class A and Class M. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

The initial sales charge for Class A shares and Class M shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases.

2

VIII. The “Buying and Selling Shares – Initial sales charges – Letter of intent (LOI)” section beginning on page 72 is replaced with the following:

Letter of intent (LOI). You may buy Class A or Class M shares at a reduced sales charge by completing the LOI section of your account application. An LOI is a commitment by you to invest a specified dollar amount during a 13-month period. The amount you agree to invest determines the sales charge you pay. By completing the LOI section of the application, you acknowledge and agree to the following:

•         You authorize Distributors to reserve approximately 5% of your total intended purchase in Class A or Class M shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

•         You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

•         Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

•         Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the Fund, you may buy Class A or Class M shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton fund will be effective only after notification to Distributors that the investment qualifies for a discount. If you file your LOI with the Fund before a change in the Fund’s sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.  Your holdings in Franklin Templeton funds acquired before you filed your LOI will be counted towards the completion of the LOI.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct.

If the amount of your total purchases is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

IX. The second paragraph under “Buying and Selling Shares – Financial intermediary compensation” section is replaced with the following:

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A or Class M shares of $1 million or more: 1% (for mutual funds with a maximum initial sales charge of 5.75%) and 0.75% (for mutual funds with a maximum initial sales charge less than 5.75%) on sales of $1 million or more but less than $4 million, plus 0.50% on sales of $4 million or more but less than $50 million, plus 0.25% on sales of $50 million or more. Consistent with the provisions and limitations set forth in its Class A or Class M Rule 12b-1 distribution plans, the Fund may reimburse Distributors for the cost of these commission payments.

X. The heading and first paragraph under “Buying and Selling Shares – Contingent deferred sales charge (CDSC)” section on page 75 is replaced with the following:

Contingent deferred sales charge (CDSC) - Class A, M & C If you invest any amount in Class C shares or $1 million or more in Class A or Class M shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A or Class M shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% for Class C shares and Class A shares of funds that have a maximum initial sales charge of 5.75%. The CDSC is 0.75% for Class M shares and Class A shares of all other funds. The CDSC is applied to the value of the shares sold or the net asset value at the time of purchase, whichever is less.

XI. The heading under “The Underwriter – Distribution and service (12b-1 fees) – Class A, C and R” section on page 78 is replaced with “The Underwriter – Distribution and service (12b-1 fees) – Class A, M, C and R.”

3

XII. The heading and first paragraph under “The Underwriter – Distribution and service (12b-1 fees) – Class A, C and R – The Class A, C and R plans,” on page 78 is replaced with the following:

The Class A, M, C and R plans. DynaTech and Growth Funds may pay up to 0.25% per year of Class A’s average daily net assets. Income, Utilities, and U.S. Government Securities Funds may pay up to 0.15% per year of Class A’s average daily net assets and up to 0.25% per year of Class M’s average daily net assets.

XIII. The following is added under “The Underwriter – Distribution and service (12b-1 fees) – Class A, C and R – The Class A, C and R plans” on page 79:

The Class M plans are reimbursement plans. They allow the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan.

XIV. The second paragraph under “Performance – Average annual total return before taxes” on page 80 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A or M shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

XV. The third paragraph under “Performance – Average annual total return after taxes on distributions” on page 81 is replaced with the following:

The Fund’s sales literature and advertising commonly refer to this calculation as the Fund’s after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A or M shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

XVI. The fourth paragraph under “Performance – Average annual total return after taxes on distributions and sale of fund shares” on page 82 is replaced with the following:

The Fund’s sales literature and advertising commonly refer to this calculation as the Fund’s after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A or M shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

XVII. The first paragraph under “Performance – Other performance quotations” on page 82 is replaced with the following:

The Fund also may quote the performance of Class A and M shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Please keep this supplement with your SAI for future reference.

4

FRANKLIN CUSTODIAN FUNDS

FILE NOS. 002-11346 and 811-00537

PART C

Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously document indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)

Agreement and Declaration of Trust of Franklin Custodian Funds, a Delaware Statutory Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 113 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 26, 2017

(ii)	Certificate of Amendment dated December 4, 2006 of Agreement and Declaration of Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(iii)	Certificate of Trust of Franklin Custodian Funds dated October 18, 2006
Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(iv)	Certificate of Amendment dated December 4, 2006 to the Certificate of Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(v)	Certificate of Amendment dated October 21, 2008 of Agreement and Declaration of Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-156353
Filing Date: December 19, 2008

(b) By-Laws

(i)

By-Laws of Franklin Custodian Funds, a Delaware Statutory Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 25, 2008

(ii)

Certificate of Amendment dated December 4, 2006 of By-Laws dated October 18, 2006

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 25, 2008

(iii)	Amended By-Laws of Franklin Custodian Funds, a Delaware Statutory Trust dated February 1, 2018

(c) Instruments Defining rights of Securities Holders

(i)	Agreement and Declaration of Trust
(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(d)	Article VIII, Certain Transactions: Section 4
(e)	Article X, Miscellaneous: Section 4

(ii)	Amended and Restated By-Laws
(a)	Article II, Meetings of Shareholders
(b)	Article VI, Records and Reports: Section 1, 2 and 3
(c)	Article VII, General Matters: Section 3, 4, 6 and 7
(d)	Article VIII, Amendment: Section 1

(iii)	Part B, Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)	Investment Management Agreement between the Registrant on behalf of the Franklin DynaTech Fund and Franklin Advisers, Inc. dated February 1, 2008
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: May 12, 2008

(ii)	Investment Management Agreement between the Registrant on behalf of the Franklin Income Fund and Franklin Advisers, Inc. dated February 1, 2008
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: May 12, 2008

(iii)	Investment Management Agreement between the Registrant on behalf of the Franklin Growth Fund and Franklin Advisers, Inc. dated November 1, 2008
Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-156353
Filing Date: December 19, 2008

(iv)	Investment Management Agreement between the Registrant on behalf of the Franklin U.S. Government Securities Fund and Franklin Advisers, Inc. dated February 1, 2008
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: May 12, 2008

(v)	Investment Management Agreement between the Registrant on behalf of the Franklin Utilities Fund and Franklin Advisers, Inc. dated February 1, 2008
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: May 12, 2008

(vi)	Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Growth Fund and Franklin Investment Advisory Services, LLC, dated November 1, 2008
Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-156353
Filing Date: December 19, 2008

(vii)	Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Income Fund and Templeton Investment Counsel, LLC, dated December 6, 2012
Filing: Post-Effective Amendment No. 100 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 28, 2013

(viii)

Investment Management Agreement between the Registrant on behalf of the Franklin Focused Growth Fund and Franklin Advisers, Inc., dated April 12, 2016

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(e) Underwriting contracts

(i)	Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011
Filing: Post-Effective Amendment No. 96 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 27, 2011

(ii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010
Filing: Post-Effective Amendment No. 96 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 27, 2011

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: August 19, 1996

(ii)	Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 29, 1998

(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: November 27, 1998

(iv)

Amendment dated September 15, 2016 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 113 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 26, 2017

(v)	Amendment dated May 16, 2001 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: October 30, 2001

(vi)

Amendment dated September 15, 2016 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 113 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 26, 2017

(vii)	Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: October 30, 2001

(viii)

Amendment dated February 8, 2016 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(ix)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as May 16, 2001

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 26, 2015

(x)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: August 19, 1996

(xi)

Amendment dated September 15, 2016 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 113 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 26, 2017

(h) Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated May 1, 2014 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 26, 2015

(ii)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated June 1, 2014

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 26, 2015

(iii)

Subcontract for Fund Administrative Services on behalf of Franklin Focused Growth Fund between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, dated April 12, 2016

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(i) Legal Opinion

(i)	Opinion and consent of counsel dated January 25, 2008 Filing: Post-Effective Amendment No.91 to Registration Statement on Form N-1A File No. 002-11346 Filing Date: January 26, 2008

(ii)

Opinion and Consent of Counsel dated April 8, 2016 on behalf of Franklin Focused Growth Fund

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(j) Other Opinions

(i)	Consent of Independent Registered Public Accounting Firm

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

(i)	Letter of Understanding dated April 12, 1995
Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: April 27, 1995

(ii)	Subscription Agreement for DynaTech Fund - Class C dated September 13, 1996
Filing: Post-Effective Amendment No. 75 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 31, 1996

(m) Rule 12b-1 Plan

(i)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(ii)	Amended And Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(iii)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(v)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(vi)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Dynatech Fund and Franklin Growth Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(vii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 2, 2009

(viii)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Dynatech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc dated July 9, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A File

No. 002-11346 Filing

Date: December 2, 2009

(ix)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Growth Fund, and Franklin/Templeton Distributors, Inc., dated April 12, 2016

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(x)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Growth Fund, and Franklin/Templeton Distributors, Inc., dated April 12, 2016

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(xi)

Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Growth Fund, and Franklin/Templeton Distributors, Inc., dated April 12, 2016

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(xii)	Form of Class M Distribution Plan for Franklin Income Fund

(xiii)	Form of Class M Distribution Plan for Franklin U.S. Government Securities Fund

(xiv)	Form of Class M Distribution Plan for Franklin Utilities Fund

(n) Rule 18f-3 Plan

(i)

Amended and Restated Multiple Class Plan on behalf of Franklin Growth Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 29, 2013

(ii)

Amended and Restated Multiple Class Plan on behalf of Franklin Income Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 29, 2013

(iii)

Amended and Restated Multiple Class Plan on behalf of Franklin U.S. Government Securities Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 29, 2013

(iv)

Amended and Restated Multiple Class Plan on behalf of Franklin Utilities Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 29, 2013

(v)

Amended and Restated Multiple Class Plan on behalf of Franklin DynaTech Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 29, 2013

(vi)

Multiple Class Plan on behalf of Franklin Focused Growth Fund dated December 3, 2015

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(vii)	Form of Amended Multi-Class Plan for Franklin Income Fund

(viii)	Form of Amended Multi-Class Plan for Franklin U.S. Government Securities Fund

(ix)	Form of Amended Multi-Class Plan for Franklin Utilities Fund

(p) Code of Ethics

(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A File No. 002-11346 Filing Date: January 26, 2015

(q) Power of Attorney

(i)	Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A File No. 033-53414 Filing Date: January 27, 2014

(ii)	Power of Attorney dated October 1, 2014 – Mary C. Choksi Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A File No. 002-11346 Filing Date: January 26, 2015

(iii)	Power of Attorney dated May 23, 2017 – Matthew T. Hinkle

(iv)	Power of Attorney dated December 16, 2017 – Terrence J. Checki

Item 29.    Persons Controlled by or Under Common Control with Registrant

None

Item 30.    Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Investment Adviser

(i) Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers the Registrant's investment manager also serve as officers and/or directors or trustees for (1) the Adviser’s corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(ii) Franklin Investment Advisory Services, LLC (Advisory Services)

Advisory Services is an indirect, wholly owned subsidiary of Resources. The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-52152) incorporated herein by reference, which sets forth the officers of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(iii) Templeton Investment Counsel, LLC (Investment Counsel)

Investment Counsel is an indirect, wholly owned subsidiary of Resources. The officers of Investment Counsel also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125) incorporated herein by reference, which sets forth the officers of Investment Counsel and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Fund
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 will be kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 23rd day of January, 2018.

FRANKLIN CUSTODIAN FUNDS

(Registrant)

By: /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

EDWARD B. JAMIESON* Edward B. Jamieson	President and Chief Executive Officer- Investment Management
Dated: January 23, 2018

MATTHEW T. HINKLE* Matthew T. Hinkle	Chief Executive Officer- Finance and Administration
Dated: January 23, 2018

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer and Treasurer
Dated: January 23, 2018

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: January 23, 2018

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: January 23, 2018

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: January 23, 2018

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: January 23, 2018

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: January 23, 2018

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: January 23, 2018

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: January 23, 2018

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: January 23, 2018

JOHN B WILSON*	Trustee
John B. Wilson	Dated: January 23, 2018

*By    /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed or filed herewith)

FRANKLIN CUSTODIAN FUNDS

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99. (b)(iii)	Amended By-Laws of Franklin Custodian Funds, a Delaware Statutory Trust dated February 1, 2018

EX-99. (j)(i)	Consent of Independent Registered Public Accounting Firm

EX-99.(m)(xii)	Form of Class M Distribution Plan for Franklin Income Fund

EX-99.(m)(xiii)	Form of Class M Distribution Plan for Franklin U.S. Government Securities Fund

EX-99.(m)(xiv)	Form of Class M Distribution Plan for Franklin Utilities Fund

EX-99.(n)(viii)	Form of Amended Multi-Class Plan for Franklin Income Fund

EX-99.(n)(ix)	Form of Amended Multi-Class Plan for Franklin U.S. Government Securities Fund

EX-99.(n)(ix)	Form of Amended Multi-Class Plan for Franklin Utilities Fund

EX-99.(q)(iii)	Power of Attorney dated May 23, 2017 – Matthew T. Hinkle

EX-99.(q)(iv)	Power of Attorney dated December 16, 2017 – Terrence J. Checki